Schedule I - Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reportable Legal Entities | Parent Company
Proceeds from Dividends Received	$ 42.4	$ 51.7	$ 17.7